ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Balance Sheets of Parent Company

Condensed Balance Sheets of Parent Company

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	19,616	316,210	45,544
Amounts due from subsidiaries and VIEs	64,550	290,646	41,862
Prepayments and other current assets	3,556	3,187	459

Total current assets	87,722	610,043	87,865

Non-current assets:
Investment in subsidiaries and VIEs	177,921	214,348	30,873

Total non-current assets	177,921	214,348	30,873

Total assets	265,643	824,391	118,738

LIABILITY, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY
Current liabilities:
Accrued expenses and other current liabilities	253	12,160	1,753

Total current liabilities	253	12,160	1,753

Total liabilities	253	12,160	1,753

Commitments and contingencies
Mezzanine equity
Series A convertible preferred shares (US$0.001 par value; 3,125,000 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016)	40,181	—	—
Series A-1 convertible preferred shares (US$0.001 par value; 1,302,084 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016)	28,492	—	—
Series B convertible preferred shares (US$0.001 par value; 2,962,239 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016)	126,641	—	—
Series C convertible preferred shares (US$0.001 par value; 4,640,843 shares authorized, issued and outstanding as of December 31, 2015; aggregate liquidation value of nil as of December 31, 2015, none issued and outstanding as of December 31, 2016)	280,704	—	—

Total mezzanine equity	476,018	—	—

Shareholders’ equity/(deficit):
Ordinary shares —Class A(US$0.001 par value; 4,543,461 shares authorized, issued and outstanding as of December 31, 2015 and 2016, respectively)	31	31	4
Ordinary shares —Class B(US$0.001 par value; 33,426,373 and 45,456,539 shares authorized, 5,456,539 and 25,191,705 shares, issued and outstanding as of December 31, 2015 and 2016, respectively)	37	168	24
Additional paid-in capital	—	1,090,992	157,136
Accumulated other comprehensive loss	(19,052)	(10,879)	(1,567)
Accumulated deficit	(191,644)	(268,081)	(38,612)

Gridsum’s shareholders’ equity/(deficit)	(210,628)	812,231	116,985

Total liabilities, mezzanine equity and shareholders’ equity/(deficit)	265,643	824,391	118,738

Condensed Statements of Operations and Comprehensive Loss of Parent Company

Condensed Statements of Operations and Comprehensive Loss of Parent Company

	For the year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of Revenues	—	—	—	—

Gross Profit	—	—	—	—

Operating expenses:
Sales and marketing expenses	—	—	—	—
Research and development expenses	—	—	—	—
General and administrative expenses	(198)	(565)	(822)	(118)

Total operating expenses	(198)	(565)	(822)	(118)

Loss from operations	(198)	(565)	(822)	(118)
Loss from subsidiaries and VIEs	(37,062)	(48,254)	(66,871)	(9,631)

Net loss	(37,260)	(48,819)	(67,693)	(9,749)

Accretions to preferred shares redemption value	(9,480)	(19,707)	(16,725)	(2,409)
Cumulative dividend to preferred shareholders	(16,327)	(16,642)	(12,978)	(1,869)

Net loss attributable to Gridsum’s ordinary shareholders	(63,067)	(85,168)	(97,396)	(14,027)

Comprehensive loss	(39,266)	(68,207)	(59,573)	(8,580)

Condensed Statement of Cash Flows of Parent Company

Condensed Statements of Cash Flows of Parent Company

	For the Year Ended December 31,
	2015	2016
	RMB	RMB	US$
Cash flows from operating activities:
Net cash used in operating activities	(56,436)	(188,097)	(27,091)

Cash Flows from investing activities:
Investment of subsidiaries and VIEs	(185,448)	(103,298)	(14,878)

Net cash used in investing activities	(185,448)	(103,298)	(14,878)

Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares	262,561	—	—
Proceeds from issuance of ordinary shares	—	615,032	88,583
Payment of financing costs in connection with the issuance of Series C preferred shares	(1,061)	—	—
Payment for IPO costs	—	(27,043)	(3,895)

Net cash provided by financing activities	261,500	587,989	84,688

Net increase in cash and cash equivalents	19,616	296,594	42,719
Cash and cash equivalents at the beginning of the year	—	19,616	2,825

Cash and cash equivalents at the end of the year	19,616	316,210	45,544

Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value	19,707	16,725	2,409